UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-22378

 NAME OF REGISTRANT:                     DoubleLine Funds Trust



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 333 South Grand Avenue, Suite
                                         1800
                                         Los Angeles, CA 90071

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Ronald R. Redell
                                         333 South Grand Avenue, Suite
                                         1800
                                         Los Angeles, CA 90071

 REGISTRANT'S TELEPHONE NUMBER:          (213) 633-8200

 DATE OF FISCAL YEAR END:                03/31

 DATE OF REPORTING PERIOD:               07/01/2010 - 06/30/2011

Item 1. Proxy Voting Record.

During the reporting period covered by this report, no series of the DoubleLine Funds Trust owned any voting security for which a proxy instruction for a meeting of security holders was given by the series or solicited from the series during the time the series held the security.

The following are the series of the DoubleLine Funds:
DoubleLine Total Return Bond Fund
DoubleLine Core Fixed Income Fund
DoubleLine Emerging Markets Fixed Income Fund
DoubleLine Multi-Asset Growth Fund


SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         DoubleLine Funds Trust
By (Signature)       /s/ Ronald R. Redell
Name                 Ronald R. Redell
Title                President
Date                 08/17/2011